GOODWILL (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The Company has recorded the following Goodwill on its acquisitions:

(millions of Canadian $)	U.S. Natural Gas Pipelines

Balance at January 1, 2018	13,084
Tuscarora impairment charge	(79)
Foreign exchange rate changes	1,173
Balance at December 31, 2018	14,178
Sale of Columbia midstream assets	(595)
Foreign exchange rate changes	(696)
Balance at December 31, 2019	12,887